10. THIRD PARTY BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2013
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	6.91%	6.50%
Short-term bank loans, Maturities	August 2014 to January 2015
Short-term bank loans	$ 206,410		$ 160,737